Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Entities in Which Bank Directly or Indirectly Owns a Controlling Interest

The following table details the entities in which the Bank, directly or indirectly – owns a controlling interest and that are therefore consolidated in these financial statements:

				Interest Owned
			Functional	Direct		Indirect		Total
RUT	Subsidiaries	Country	Currency	2025	2024	2025	2024	2025	2024
				%	%	%	%	%	%
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	Ch$	99.98	99.98	0.02	0.02	100.00	100.00
96,543,250-7	Banchile Asesoría Financiera S.A.	Chile	Ch$	99.96	99.96	—	—	99.96	99.96
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	Ch$	99.83	99.83	0.17	0.17	100.00	100.00
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Ch$	99.70	99.70	0.30	0.30	100.00	100.00
77,955,969-6	Operadora de Tarjetas Banchile Pagos S.A. (*)	Chile	Ch$	99.90	99.90	0.10	0.10	100.00	100.00
96,645,790-2	Socofin S.A. (**)	Chile	Ch$	—	99.00	—	1.00	—	100.00

(*)	On July 29, 2024, the public deed of incorporation of the subsidiary of Banco de Chile was signed and on June 24, 2025, the company’s name was changed to Operadora de Tarjetas Banchile Pagos S.A.
(**)	On June 17, 2025, the CMF approved, by exempt resolution, the request to absorb and dissolve the subsidiary, which became effective on July 4, 2025. See Note 5 letters (d) and (g) in Relevant Events.

Schedule of Maximum Period for Write-Offs of Loans

Criteria under which loans are written-off when collection efforts have been exhausted, but not later than the following maximum periods:

Type of Contract	Term
Consumer loans – secured and unsecured	6 months
Other transactions – unsecured	24 months
Commercial loans – secured	36 months
Residential mortgage loans	48 months
Consumer leases	6 months
Other non-real estate lease transactions	12 months
Real estate leases (commercial or residential)	36 months

Schedule of Estimated Useful Lives	Estimated useful lives for 2025 and 2024 are as follows:
Buildings	50 years
Installations (in general)	10 years
Equipment	5 years
Furniture	5 years